Prepayments and other receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Advances to suppliers	¥ 80,647	¥ 73,815
Prepaid expenses	45,818	11,320
Deposits	88,587	29,840
Advances to used car dealers	62,843	14,131
Staff advances	57,355	33,268
VAT and other taxes receivables	638,267	366,697
Interest receivable	23,548	25,912
Other receivables	106,618	56,692
Prepaid Expense and Other Assets, Current	¥ 1,103,683	¥ 611,675